LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE
Net Loss	$ (165,878)	$ (164,839)	$ (740,012)	$ (353,237)
Dividends	0	0	0	0
Adjusted net income (loss) attribution to stockholders	$ (165,878)	$ (164,839)	$ (740,012)	$ (353,237)
Weighted-average shares of common stock outstanding Basic and Diluted	14,482,430	14,482,430	14,482,430	11,917,842
Net income (loss) attribute to shareholders per share Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.03)